Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Revenues and Results of Operations of Discontinued Operations

The revenues and results of operations of the Discontinued Operations are summarized as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Revenues	$145,840	$156,446	$183,655

Expenses:
Compensation	117,921	142,381	166,004
Other Expenses	37,418	36,135	31,384
Restructuring	—	4,449	12,918
Writedown of Assets & Lease loss Accrual	114,301	1,333	325

Total Expenses	269,640	184,298	210,631

Pre-tax loss from discontinued operations	(123,800)	(27,852)	(26,976)
Income tax (expense) benefit	43,330	10,673	10,351

Loss from discontinued operations, net of tax	$(80,470)	$(17,179)	$(16,625)

Schedule of Discontinued Operations Assets and Liabilities Recorded in Assets of Business Held for Sale

Assets and liabilities related to discontinued operations which are recorded in Assets of business held for sale, respectively, on the Consolidated Statements of Financial Condition are presented in the following table (in thousands):

	DECEMBER 31,
	2012	2011
Assets:
Financial instruments owned, at fair value, including securities pledged	$138,689	$34,272
Receivable from brokers, dealers and clearing organizations	281,178	75,952
Other assets	29,642	203,566

Total assets	$449,509	$313,790

Liabilities:
Financial instruments sold, not yet purchased, at fair value	199,167	18,252
Financial instruments sold under agreements to repurchase	111,487	60,320
Accrued compensation expense	12,140	22,872
Accrued expenses and other liabilities	34,867	9,587

Total liabilities	$357,661	$111,031